Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount (Details)		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Income tax expenses (benefits) calculated at Hong Kong Profits Tax rate			$ (3,145,817)	$ 1,973,604	$ 2,003,428
Income not taxable for tax purposes			(298,508)	(131,939)	(98,101)
Expenses not deductible for tax purposes	[1]		59,909	2,193,096	598,523
Effect of preferential tax rates in Hong Kong			(143,881)	(165,000)	(165,000)
Impact of different tax rates in other jurisdictions			2,885,003	(2,562,019)
Income tax expenses (benefits)		$ (82,654)	$ (643,294)	$ 1,307,742	$ 2,338,850

[1]	Mainly relate to non-deductible listing expenses.